Document And Entity Information	6 Months Ended
Jun. 30, 2026
Entity Registrant Name	Ituran Location and Control Ltd.
Entity Central Index Key	0001337117
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Entity Address, Address Line One	3 Hashikma Street
Entity Address, City or Town	Azour
Entity Address, Country	IL
Entity Address, Postal Zip Code	58001